Other assets and liabilities	12 Months Ended
Mar. 31, 2011
Other assets and liabilities

15. Other assets and liabilities

The following table sets forth the details of other assets and liabilities at March 31, 2010 and 2011:

	2010	2011
	(in millions of yen)
Other assets:
Accounts receivable from brokers, dealers and customers for securities transactions	1,627,189	841,542
Collateral provided for derivative transactions	852,895	529,967
Financial Stabilization Funds	318,112	330,153
Security deposits	111,828	106,881
Miscellaneous receivables	60,115	84,861
Loans held for sale	45,072	10,411
Other	455,293	437,734

Total	3,470,504	2,341,549

Other liabilities:
Accounts payable to brokers, dealers and customers for securities transactions	1,407,575	1,424,490
Guaranteed trust principal	—	578,283
Factoring amounts owed to customers	305,597	335,944
Collateral accepted for derivative transactions	539,515	322,960
Miscellaneous payables	463,077	249,487
Matured debentures	179,012	150,241
Unearned income	145,357	146,536
Accrued pension liability	29,748	102,392
Other	724,171	768,556

Total	3,794,052	4,078,889

Financial Stabilization Funds

The Financial Stabilization Funds were initiated in 1996 by the Japanese government in connection with the liquidation of certain failed housing-loan companies. Several financial institutions including the BOJ were required by the Japanese government to invest in these Funds in an effort to stabilize the effects on the Japanese economy. The returns from the investment of the Funds are first to be used to make up for a part of the losses incurred as the housing-loan companies’ loans are collected and disposed of. The Funds are principally invested in Japanese government bonds, but the investment income earned by the Funds does not accrue to the MHFG Group, and as a result, the deposits are noninterest-bearing.

The MHFG Group made deposits with the Funds amounting to ¥359,017 million during the fiscal year ended March 31, 1997. The deposits are expected to mature in 15 years from the deposit date. The deposits were discounted to their present value at the time of the deposit and the discount is being accreted over the expected period to maturity using the interest method. The carrying amount of the deposits as of March 31, 2010 and 2011 was ¥318,112 million and ¥330,153 million, respectively.

Unearned income

Unearned income is primarily comprised of refundable fees received from consumer loan customers at the time the loan was made, which is being deferred and recognized in earnings as earned.

Matured debentures

Matured debentures represent the principal balance of debentures that have reached maturity but have not yet been repaid to customers.

Guaranteed trust principal

Guaranteed trust principal is the liability of certain consolidated trust arrangements, which the MHFG Group provides guarantees for the repayment of principal. See Note 27 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trust.